Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Touchstone Funds Group Trust
Entity Central Index Key	0000914243
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000093498 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS A
Trading Symbol	TSNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.16%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
Net Assets	$ 2,066,961,781
Holdings Count | Holding	29
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000093499 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS C
Trading Symbol	TSNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%
Net Assets	$ 2,066,961,781
Holdings Count | Holding	29
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000016013 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS Y
Trading Symbol	CFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 2,066,961,781
Holdings Count | Holding	29
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000016014 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS Z
Trading Symbol	PTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$58	1.17%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
Net Assets	$ 2,066,961,781
Holdings Count | Holding	29
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000221930 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	CISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 2,066,961,781
Holdings Count | Holding	29
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000221929 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS R6
Trading Symbol	TSNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 2,066,961,781
Holdings Count | Holding	29
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,066,961,781
Total number of portfolio holdings	29
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	42.0%
Communication Services	21.8%
Consumer Discretionary	12.1%
Financials	10.2%
Health Care	4.6%
Industrials	4.0%
Energy	0.8%
Short-Term Investment Funds	5.4%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%

C000048891 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS A
Trading Symbol	TMAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.17%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.17%
Net Assets	$ 5,422,653,761
Holdings Count | Holding	34
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000048892 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS C
Trading Symbol	TMCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.92%
Net Assets	$ 5,422,653,761
Holdings Count | Holding	34
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000016016 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS Y
Trading Symbol	TMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Net Assets	$ 5,422,653,761
Holdings Count | Holding	34
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000039629 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS Z
Trading Symbol	TMCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
Net Assets	$ 5,422,653,761
Holdings Count | Holding	34
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000112484 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TMPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Net Assets	$ 5,422,653,761
Holdings Count | Holding	34
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000226003 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS R6
Trading Symbol	TMPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Net Assets	$ 5,422,653,761
Holdings Count | Holding	34
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,422,653,761
Total number of portfolio holdings	34
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	28.0%
Financials	15.8%
Information Technology	11.0%
Materials	10.9%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Health Care	8.2%
Real Estate	5.8%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000051266 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS A
Trading Symbol	TVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.40%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
Net Assets	$ 188,933,359
Holdings Count | Holding	88
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$188,933,359
Total number of portfolio holdings	88
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.9%
Industrials	18.9%
Health Care	8.9%
Consumer Discretionary	8.6%
Real Estate	8.3%
Information Technology	7.3%
Energy	5.0%
Materials	4.8%
Utilities	4.7%
Consumer Staples	4.3%
Exchange-Traded Fund	1.5%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%

C000051267 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS C
Trading Symbol	TVOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	2.11%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.11%
Net Assets	$ 188,933,359
Holdings Count | Holding	88
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$188,933,359
Total number of portfolio holdings	88
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.9%
Industrials	18.9%
Health Care	8.9%
Consumer Discretionary	8.6%
Real Estate	8.3%
Information Technology	7.3%
Energy	5.0%
Materials	4.8%
Utilities	4.7%
Consumer Staples	4.3%
Exchange-Traded Fund	1.5%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%

C000099303 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS Y
Trading Symbol	TVOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Net Assets	$ 188,933,359
Holdings Count | Holding	88
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$188,933,359
Total number of portfolio holdings	88
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.9%
Industrials	18.9%
Health Care	8.9%
Consumer Discretionary	8.6%
Real Estate	8.3%
Information Technology	7.3%
Energy	5.0%
Materials	4.8%
Utilities	4.7%
Consumer Staples	4.3%
Exchange-Traded Fund	1.5%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%

C000099304 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 188,933,359
Holdings Count | Holding	88
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$188,933,359
Total number of portfolio holdings	88
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.9%
Industrials	18.9%
Health Care	8.9%
Consumer Discretionary	8.6%
Real Estate	8.3%
Information Technology	7.3%
Energy	5.0%
Materials	4.8%
Utilities	4.7%
Consumer Staples	4.3%
Exchange-Traded Fund	1.5%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%

C000109425 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS A
Trading Symbol	TSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 731,328,193
Holdings Count | Holding	268
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000109426 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS C
Trading Symbol	TSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 731,328,193
Holdings Count | Holding	268
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193832 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS S
Trading Symbol	SSSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 731,328,193
Holdings Count | Holding	268
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000109427 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS Y
Trading Symbol	TSYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 731,328,193
Holdings Count | Holding	268
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000017655 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS Z
Trading Symbol	TSDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 731,328,193
Holdings Count | Holding	268
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000109428 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 731,328,193
Holdings Count | Holding	268
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$731,328,193
Total number of portfolio holdings	268
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	46.3%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	18.7%
Non-Agency Collateralized Mortgage Obligations	7.1%
Commercial Paper	6.6%
Municipal Bonds	0.8%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.1%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.3%
AA/Aa	13.8%
A/A	16.3%
BBB/Baa	15.2%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000055086 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS A
Trading Symbol	TPYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.17%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
Net Assets	$ 96,452,060
Holdings Count | Holding	32
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$96,452,060
Total number of portfolio holdings	32
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.9%
Consumer Discretionary	20.1%
Communication Services	17.6%
Industrials	14.7%
Financials	9.9%
Consumer Staples	5.5%
Health Care	4.6%
Materials	3.1%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	10.2%
Canada	9.8%
Brazil	8.4%
Switzerland	8.1%
Netherlands	8.1%
India	7.6%
United States	7.6%
Germany	6.8%
Sweden	6.7%
Singapore	5.8%
Italy	4.8%
Taiwan	4.6%
Other Countries	7.9%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000055087 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS C
Trading Symbol	TPYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.94%
Net Assets	$ 96,452,060
Holdings Count | Holding	32
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$96,452,060
Total number of portfolio holdings	32
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.9%
Consumer Discretionary	20.1%
Communication Services	17.6%
Industrials	14.7%
Financials	9.9%
Consumer Staples	5.5%
Health Care	4.6%
Materials	3.1%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	10.2%
Canada	9.8%
Brazil	8.4%
Switzerland	8.1%
Netherlands	8.1%
India	7.6%
United States	7.6%
Germany	6.8%
Sweden	6.7%
Singapore	5.8%
Italy	4.8%
Taiwan	4.6%
Other Countries	7.9%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000067757 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS Y
Trading Symbol	TPYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 96,452,060
Holdings Count | Holding	32
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$96,452,060
Total number of portfolio holdings	32
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.9%
Consumer Discretionary	20.1%
Communication Services	17.6%
Industrials	14.7%
Financials	9.9%
Consumer Staples	5.5%
Health Care	4.6%
Materials	3.1%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	10.2%
Canada	9.8%
Brazil	8.4%
Switzerland	8.1%
Netherlands	8.1%
India	7.6%
United States	7.6%
Germany	6.8%
Sweden	6.7%
Singapore	5.8%
Italy	4.8%
Taiwan	4.6%
Other Countries	7.9%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000214318 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TPYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 96,452,060
Holdings Count | Holding	32
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$96,452,060
Total number of portfolio holdings	32
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.9%
Consumer Discretionary	20.1%
Communication Services	17.6%
Industrials	14.7%
Financials	9.9%
Consumer Staples	5.5%
Health Care	4.6%
Materials	3.1%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	10.2%
Canada	9.8%
Brazil	8.4%
Switzerland	8.1%
Netherlands	8.1%
India	7.6%
United States	7.6%
Germany	6.8%
Sweden	6.7%
Singapore	5.8%
Italy	4.8%
Taiwan	4.6%
Other Countries	7.9%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000244703 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS R6
Trading Symbol	TPYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.78%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
Net Assets	$ 96,452,060
Holdings Count | Holding	32
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$96,452,060
Total number of portfolio holdings	32
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.9%
Consumer Discretionary	20.1%
Communication Services	17.6%
Industrials	14.7%
Financials	9.9%
Consumer Staples	5.5%
Health Care	4.6%
Materials	3.1%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	10.2%
Canada	9.8%
Brazil	8.4%
Switzerland	8.1%
Netherlands	8.1%
India	7.6%
United States	7.6%
Germany	6.8%
Sweden	6.7%
Singapore	5.8%
Italy	4.8%
Taiwan	4.6%
Other Countries	7.9%
Short-Term Investment Fund	3.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000079898 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS A
Trading Symbol	TCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Net Assets	$ 551,466,143
Holdings Count | Holding	73
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$551,466,143
Total number of portfolio holdings	73
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	18.2%
Financials	18.1%
Utilities	11.0%
Health Care	10.1%
Information Technology	9.1%
Consumer Staples	8.8%
Consumer Discretionary	7.6%
Real Estate	6.2%
Energy	5.7%
Materials	4.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000079895 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS C
Trading Symbol	TMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.98%
Net Assets	$ 551,466,143
Holdings Count | Holding	73
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$551,466,143
Total number of portfolio holdings	73
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	18.2%
Financials	18.1%
Utilities	11.0%
Health Care	10.1%
Information Technology	9.1%
Consumer Staples	8.8%
Consumer Discretionary	7.6%
Real Estate	6.2%
Energy	5.7%
Materials	4.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000079896 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS Y
Trading Symbol	TCVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 551,466,143
Holdings Count | Holding	73
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$551,466,143
Total number of portfolio holdings	73
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	18.2%
Financials	18.1%
Utilities	11.0%
Health Care	10.1%
Information Technology	9.1%
Consumer Staples	8.8%
Consumer Discretionary	7.6%
Real Estate	6.2%
Energy	5.7%
Materials	4.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000079897 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 551,466,143
Holdings Count | Holding	73
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$551,466,143
Total number of portfolio holdings	73
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	18.2%
Financials	18.1%
Utilities	11.0%
Health Care	10.1%
Information Technology	9.1%
Consumer Staples	8.8%
Consumer Discretionary	7.6%
Real Estate	6.2%
Energy	5.7%
Materials	4.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000079907 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS A
Trading Symbol	TSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.26%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.26%
Net Assets	$ 258,848,717
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$258,848,717
Total number of portfolio holdings	36
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.4%
Information Technology	17.4%
Financials	15.9%
Consumer Discretionary	14.4%
Real Estate	7.4%
Health Care	5.9%
Materials	5.7%
Consumer Staples	5.1%
Communication Services	1.1%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000079908 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS C
Trading Symbol	TSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.99%
Net Assets	$ 258,848,717
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$258,848,717
Total number of portfolio holdings	36
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.4%
Information Technology	17.4%
Financials	15.9%
Consumer Discretionary	14.4%
Real Estate	7.4%
Health Care	5.9%
Materials	5.7%
Consumer Staples	5.1%
Communication Services	1.1%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000079909 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS Y
Trading Symbol	TSFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	1.01%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%
Net Assets	$ 258,848,717
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$258,848,717
Total number of portfolio holdings	36
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.4%
Information Technology	17.4%
Financials	15.9%
Consumer Discretionary	14.4%
Real Estate	7.4%
Health Care	5.9%
Materials	5.7%
Consumer Staples	5.1%
Communication Services	1.1%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000079910 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Net Assets	$ 258,848,717
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$258,848,717
Total number of portfolio holdings	36
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.4%
Information Technology	17.4%
Financials	15.9%
Consumer Discretionary	14.4%
Real Estate	7.4%
Health Care	5.9%
Materials	5.7%
Consumer Staples	5.1%
Communication Services	1.1%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000079919 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS A
Trading Symbol	TCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 603,165,856
Holdings Count | Holding	274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$603,165,856
Total number of portfolio holdings	274
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.7%
U.S. Government Agency Obligations	22.3%
U.S. Government Mortgage-Backed Obligations	15.2%
Agency Collateralized Mortgage Obligations	7.7%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	6.2%
Municipal Bonds	5.9%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.2%
AA/Aa	10.7%
A/A	11.3%
BBB/Baa	8.5%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000079920 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS C
Trading Symbol	TCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.49%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Net Assets	$ 603,165,856
Holdings Count | Holding	274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$603,165,856
Total number of portfolio holdings	274
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.7%
U.S. Government Agency Obligations	22.3%
U.S. Government Mortgage-Backed Obligations	15.2%
Agency Collateralized Mortgage Obligations	7.7%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	6.2%
Municipal Bonds	5.9%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.2%
AA/Aa	10.7%
A/A	11.3%
BBB/Baa	8.5%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000079921 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS Y
Trading Symbol	TCPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Net Assets	$ 603,165,856
Holdings Count | Holding	274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$603,165,856
Total number of portfolio holdings	274
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.7%
U.S. Government Agency Obligations	22.3%
U.S. Government Mortgage-Backed Obligations	15.2%
Agency Collateralized Mortgage Obligations	7.7%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	6.2%
Municipal Bonds	5.9%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.2%
AA/Aa	10.7%
A/A	11.3%
BBB/Baa	8.5%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000079922 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TCPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 603,165,856
Holdings Count | Holding	274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$603,165,856
Total number of portfolio holdings	274
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.7%
U.S. Government Agency Obligations	22.3%
U.S. Government Mortgage-Backed Obligations	15.2%
Agency Collateralized Mortgage Obligations	7.7%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	6.2%
Municipal Bonds	5.9%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.2%
AA/Aa	10.7%
A/A	11.3%
BBB/Baa	8.5%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000232512 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS R6
Trading Symbol	TIMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 603,165,856
Holdings Count | Holding	274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$603,165,856
Total number of portfolio holdings	274
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.7%
U.S. Government Agency Obligations	22.3%
U.S. Government Mortgage-Backed Obligations	15.2%
Agency Collateralized Mortgage Obligations	7.7%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	6.2%
Municipal Bonds	5.9%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.1%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	69.2%
AA/Aa	10.7%
A/A	11.3%
BBB/Baa	8.5%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000131056 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS A
Trading Symbol	TMARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 788,163,157
Holdings Count | Holding	388
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$788,163,157
Total number of portfolio holdings	388
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.5%
Bank Loans	11.4%
Asset-Backed Securities	2.6%
Common Stocks	1.7%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	0.3%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	8.9%
BB/Ba	39.8%
B/B	36.6%
CCC	9.7%
Not Rated	5.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000131057 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS C
Trading Symbol	TMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
Net Assets	$ 788,163,157
Holdings Count | Holding	388
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$788,163,157
Total number of portfolio holdings	388
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.5%
Bank Loans	11.4%
Asset-Backed Securities	2.6%
Common Stocks	1.7%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	0.3%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	8.9%
BB/Ba	39.8%
B/B	36.6%
CCC	9.7%
Not Rated	5.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000131058 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS Y
Trading Symbol	TMAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 788,163,157
Holdings Count | Holding	388
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$788,163,157
Total number of portfolio holdings	388
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.5%
Bank Loans	11.4%
Asset-Backed Securities	2.6%
Common Stocks	1.7%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	0.3%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	8.9%
BB/Ba	39.8%
B/B	36.6%
CCC	9.7%
Not Rated	5.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000131059 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TARBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 788,163,157
Holdings Count | Holding	388
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$788,163,157
Total number of portfolio holdings	388
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	79.5%
Bank Loans	11.4%
Asset-Backed Securities	2.6%
Common Stocks	1.7%
Warrants	0.1%
Trade Claim	0.0%
Purchased Options	0.0%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	0.3%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	8.9%
BB/Ba	39.8%
B/B	36.6%
CCC	9.7%
Not Rated	5.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176882 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS A
Trading Symbol	TOBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 261,078,884
Holdings Count | Holding	320
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$261,078,884
Total number of portfolio holdings	320
Portfolio turnover rate	87%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.7%
U.S. Treasury Obligations	22.3%
Non-Agency Collateralized Mortgage Obligations	9.5%
U.S. Government Mortgage-Backed Obligations	7.2%
Agency Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	45.0%
AA/Aa	8.0%
A/A	14.8%
BBB/Baa	23.8%
BB/Ba	0.9%
B/B	0.5%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176883 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS C
Trading Symbol	TODCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.54%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.54%
Net Assets	$ 261,078,884
Holdings Count | Holding	320
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$261,078,884
Total number of portfolio holdings	320
Portfolio turnover rate	87%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.7%
U.S. Treasury Obligations	22.3%
Non-Agency Collateralized Mortgage Obligations	9.5%
U.S. Government Mortgage-Backed Obligations	7.2%
Agency Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	45.0%
AA/Aa	8.0%
A/A	14.8%
BBB/Baa	23.8%
BB/Ba	0.9%
B/B	0.5%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176884 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS Y
Trading Symbol	TOBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 261,078,884
Holdings Count | Holding	320
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$261,078,884
Total number of portfolio holdings	320
Portfolio turnover rate	87%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.7%
U.S. Treasury Obligations	22.3%
Non-Agency Collateralized Mortgage Obligations	9.5%
U.S. Government Mortgage-Backed Obligations	7.2%
Agency Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	45.0%
AA/Aa	8.0%
A/A	14.8%
BBB/Baa	23.8%
BB/Ba	0.9%
B/B	0.5%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176885 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 261,078,884
Holdings Count | Holding	320
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$261,078,884
Total number of portfolio holdings	320
Portfolio turnover rate	87%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.7%
U.S. Treasury Obligations	22.3%
Non-Agency Collateralized Mortgage Obligations	9.5%
U.S. Government Mortgage-Backed Obligations	7.2%
Agency Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	6.3%
Asset-Backed Securities	5.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	45.0%
AA/Aa	8.0%
A/A	14.8%
BBB/Baa	23.8%
BB/Ba	0.9%
B/B	0.5%
Not Rated	7.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176886 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS A
Trading Symbol	THYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 104,579,853
Holdings Count | Holding	155
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$104,579,853
Total number of portfolio holdings	155
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	95.2%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	18.7%
BB/Ba	44.6%
B/B	28.9%
CCC	6.1%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176887 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS C
Trading Symbol	THYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%
Net Assets	$ 104,579,853
Holdings Count | Holding	155
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$104,579,853
Total number of portfolio holdings	155
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	95.2%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	18.7%
BB/Ba	44.6%
B/B	28.9%
CCC	6.1%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176888 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS Y
Trading Symbol	THYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 104,579,853
Holdings Count | Holding	155
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$104,579,853
Total number of portfolio holdings	155
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	95.2%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	18.7%
BB/Ba	44.6%
B/B	28.9%
CCC	6.1%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176889 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	THIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 104,579,853
Holdings Count | Holding	155
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$104,579,853
Total number of portfolio holdings	155
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	95.2%
Short-Term Investment Funds	3.6%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	18.7%
BB/Ba	44.6%
B/B	28.9%
CCC	6.1%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226969 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS A
Trading Symbol	TQCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 2,297,514,698
Holdings Count | Holding	90
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,297,514,698
Total number of portfolio holdings	90
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.5%
Financials	15.4%
Health Care	12.3%
Industrials	10.4%
Communication Services	8.6%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Energy	5.3%
Utilities	4.7%
Materials	3.5%
Real Estate	3.0%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000226968 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS C
Trading Symbol	TQCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%
Net Assets	$ 2,297,514,698
Holdings Count | Holding	90
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,297,514,698
Total number of portfolio holdings	90
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.5%
Financials	15.4%
Health Care	12.3%
Industrials	10.4%
Communication Services	8.6%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Energy	5.3%
Utilities	4.7%
Materials	3.5%
Real Estate	3.0%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000226970 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS Y
Trading Symbol	TQCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 2,297,514,698
Holdings Count | Holding	90
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,297,514,698
Total number of portfolio holdings	90
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.5%
Financials	15.4%
Health Care	12.3%
Industrials	10.4%
Communication Services	8.6%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Energy	5.3%
Utilities	4.7%
Materials	3.5%
Real Estate	3.0%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000226971 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TQCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 2,297,514,698
Holdings Count | Holding	90
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,297,514,698
Total number of portfolio holdings	90
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.5%
Financials	15.4%
Health Care	12.3%
Industrials	10.4%
Communication Services	8.6%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Energy	5.3%
Utilities	4.7%
Materials	3.5%
Real Estate	3.0%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000229316 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS R6
Trading Symbol	TQCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 2,297,514,698
Holdings Count | Holding	90
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,297,514,698
Total number of portfolio holdings	90
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	20.5%
Financials	15.4%
Health Care	12.3%
Industrials	10.4%
Communication Services	8.6%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Energy	5.3%
Utilities	4.7%
Materials	3.5%
Real Estate	3.0%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%